Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Class A common stock	Class B convertible common stock	Subscription Receivable	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)
Balance (in shares) at Dec. 31, 2014		89,883,258	13,142,461
Balance at Dec. 31, 2014	$ 88,965	$ 9	$ 1		$ 90,007	$ (1,052)
Common shares issued upon exercise of options	$ 20				20
Common shares issued upon exercise of options (in shares)	1,961,000		1,961,124
Repurchase of shares	$ (25)				(25)
Repurchase of shares (in shares)		(20,982)	(401,837)
Stock-based compensation expense	233				233
Net (loss) income	4,023					4,023
Balance (in shares) at Dec. 31, 2015		89,862,276	14,701,748
Balance at Dec. 31, 2015	93,216	$ 9	$ 1		90,235	2,971
Stock-based compensation expense	1,057				1,057
Dividends paid	(89,862)				(80,925)	(8,937)
Net (loss) income	8,349					8,349
Balance (in shares) at Dec. 31, 2016		89,862,276	14,701,748
Balance at Dec. 31, 2016	$ 12,760	$ 9	$ 1		10,367	2,383
Common shares issued upon exercise of options				$ (1,805)	1,805
Common shares issued upon exercise of options (in shares)	531,000		530,772
Repurchase of shares	$ (385)					(385)
Repurchase of shares (in shares)		(95,982)	(401,837)
Stock-based compensation expense	1,287				1,287
Net (loss) income	(8,021)					(8,021)
Balance (in shares) at Dec. 31, 2017		89,766,294	14,830,683
Balance at Dec. 31, 2017	$ 5,641	$ 9	$ 1	$ (1,805)	$ 13,459	$ (6,023)